Derivative Financial Instruments - Binomial Assumptions (Details) (Warrant [Member], Binomial Lattice Option Valuation Technique [Member], USD $)	0 Months Ended			1 Months Ended		12 Months Ended					0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 21, 2014	May 31, 2013		Sep. 23, 2013		Dec. 31, 2012		Mar. 31, 2014	Dec. 31, 2013		May 31, 2013 Minimum [Member]		Sep. 23, 2013 Minimum [Member]		Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]		Dec. 31, 2012 Minimum [Member]		Feb. 21, 2014 Minimum [Member]	May 31, 2013 Maximum [Member]		Sep. 23, 2013 Maximum [Member]		Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]		Dec. 31, 2012 Maximum [Member]		Feb. 21, 2014 Maximum [Member]
Derivative [Line Items]
Fair market value of asset (per share)	$ 0.58	$ 0.20	[1]			$ 0.22	[1]	$ 0.52	$ 0.30	[1]			$ 0.28	[1]									$ 0.37	[1]
Exercise price (per share)						$ 1.25					$ 0.25		$ 0.25		$ 0.25	$ 0.25				$ 0.25	$ 0.50		$ 0.50		$ 1.25	$ 1.25				$ 0.35
Term (in years)	5 years	5 years 0 months	[2]	5 years 0 months	[2]	4 years 8 months	[2]								3 years 5 months	3 years 8 months	[2]								4 years 11 months	4 years 8 months	[2]
Implied expected life (in years)	5 years	5 years 0 months	[3]	5 years 0 months	[3]	4 years 7 months	[3]								3 years 5 months	3 years 8 months	[3]								4 years 11 months	4 years 8 months	[3]
Volatility range of inputs (percentage)	60.00%										50.14%	[4]	48.46%	[4]	40.69%	40.63%	[4]	45.82%	[4]		83.49%	[4]	81.72%	[4]	76.40%	78.73%	[4]	84.21%	[4]
Equivalent volatility (percentage)	60.00%	59.15%	[3]			60.20%	[3]						56.57%	[3]	53.00%	55.00%	[3]						57.55%	[3]	55.00%	56.00%	[3]
Risk-free interest rate range of inputs (percentage)	1.56%										1.05%	[5]	0.04%	[5]	0.90%	0.38%	[5]	0.11%	[5]		1.07%	[5]	1.72%	[5]	1.73%	1.75%	[5]	0.72%	[5]
Equivalent risk-free interest rate (percentage)	1.56%	0.43%	[3]			0.32%	[3]						0.56%	[3]	0.90%	0.78%	[3]						0.69%	[3]	1.73%	1.75%	[3]

[1]	The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
[2]	The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
[3]	The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the binomial.
[4]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.
[5]	The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (2), above.